UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208
(Address of principal executive offices) (Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Meritage Growth Equity Fund

Schedule of Investments

May 31, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.80%

Consumer Discretionary — 16.82%
Bed Bath & Beyond, Inc. *	1,750	$106,488
CBS Corp. - Class B	1,600	95,376
Continental AG ADR	2,390	113,066
Home Depot, Inc./The	2,020	162,065
PetSmart, Inc.	2,025	116,377
Scripps Networks Interactive, Inc. - Class A	2,275	173,946
TJX Cos., Inc./The	4,040	219,978
Valeo SA ADR	2,860	192,592
Walt Disney Co./The	1,980	166,340

		1,346,228

Consumer Staples — 4.63%
Colgate-Palmolive Co.	2,445	167,238
Henkel AG & Co. KGaA ADR	2,015	203,515

		370,753

Energy — 2.69%
Exxon Mobil Corp.	1,010	101,535
Schlumberger Ltd.	1,095	113,924

		215,459

Financials — 6.62%
ACE Ltd.	1,320	136,897
Allstate Corp./The	2,860	166,624
Aon PLC	1,165	104,780
Everest Re Group Ltd.	756	120,975

		529,276

Health Care — 14.06%
Align Technology, Inc. *	1,445	78,911
Amgen, Inc.	595	69,014
Biogen Idec, Inc. *	267	85,272
Edwards LifeSciences Corp. *	2,235	181,482
McKesson Corp.	1,635	310,061
Medtronic, Inc.	1,340	81,780
Novo-Nordisk A/S ADR	4,275	180,747
United Therapeutics Corp. *	1,435	137,387

		1,124,654

Industrials — 18.89%
AMETEK, Inc.	2,475	131,373
Danaher Corp.	3,455	270,976
Deluxe Corp.	1,725	96,755
Equifax, Inc.	1,620	114,680
Hubbell, Inc. - Class B	1,205	140,985
Lincoln Electric Holdings, Inc.	1,695	111,345
Rockwell Automation, Inc.	840	101,707
Southwest Airlines Co.	4,555	120,480
TrueBlue, Inc. *	3,680	100,133
UniFirst Corp.	895	88,560
Union Pacific Corp.	1,175	234,142

		1,511,136

Information Technology — 29.09%
Activision Blizzard, Inc.	4,445	92,367
Akamai Technologies, Inc. *	1,410	76,619

See accompanying notes which are an integral part of these schedules of investments.

Apple, Inc.	302	191,166
Fiserv, Inc. *	2,115	127,133
Google, Inc. - Class C *	258	144,733
Google, Inc. - Class A *	258	147,486
International Business Machines Corp.	645	118,912
MasterCard, Inc. - Class A	2,445	186,920
NetApp, Inc.	2,835	104,923
Netscout Systems, Inc. *	2,835	110,196
Oracle Corp.	3,875	162,827
Power Integrations, Inc.	3,090	155,396
PTC, Inc. *	2,880	105,984
QUALCOMM, Inc.	2,060	165,727
SanDisk Corp.	1,000	96,630
Sanmina Corp. *	8,145	165,751
Sapient Corp. *	5,915	97,302
Seagate Technology PLC	1,450	77,909

		2,327,981

TOTAL COMMON STOCKS (Cost $7,108,010)		7,425,487

EXCHANGE-TRADED FUNDS — 1.09%
Vanguard Financials ETF	1,925	87,357

TOTAL EXCHANGE-TRADED FUNDS (Cost $82,429)		87,357

MONEY MARKET SECURITIES — 8.87%
Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.01% (a)	709,793	709,793

TOTAL MONEY MARKET SECURITIES (Cost $709,793)		709,793

TOTAL INVESTMENTS – 102.76% (Cost $7,900,232)		8,222,637

Liabilities in Excess of Other Assets – (2.76)%		(220,988)

TOTAL NET ASSETS – 100.00%		$8,001,649

(a)	Rate disclosed is the seven day yield as of May 31, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these schedules of investments.

Meritage Value Equity Fund

Schedule of Investments

May 31, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 87.62%

Consumer Discretionary — 4.61%
Ford Motor Co.	6,365	$104,641
Steven Madden Ltd. *	3,755	119,634
TRW Automotive Holdings Corp. *	1,305	110,755

		335,030

Consumer Staples — 3.94%
Archer-Daniels-Midland Co.	3,220	144,707
CVS Caremark Corp.	1,805	141,368

		286,075

Energy — 16.11%
Baker Hughes, Inc.	1,920	135,398
Chevron Corp.	1,050	128,929
ConocoPhillips	1,885	150,687
Exxon Mobil Corp.	1,265	127,170
Halliburton Co.	2,040	131,866
Lukoil ADR	1,970	111,423
National Oilwell Varco, Inc.	1,780	145,729
Occidental Petroleum Corp.	1,300	129,597
Royal Dutch Shell PLC ADR	1,395	109,647

		1,170,446

Financials — 20.61%
Axis Capital Holdings Ltd.	2,350	108,077
Discover Financial Services	1,875	110,869
Fidelity & Guaranty Life	3,090	66,126
Horace Mann Educators Corp.	3,975	116,110
KeyCorp	10,545	144,361
MetLife, Inc.	2,985	152,026
Prudential Financial, Inc.	1,965	161,444
Reinsurance Group of America, Inc.	1,850	144,596
Torchmark Corp.	2,330	188,567
Voya Financial, Inc.	4,130	147,854
Wells Fargo & Co.	3,090	156,910

		1,496,940

Health Care — 13.10%
Aetna, Inc.	1,435	111,284
CIGNA Corp.	1,175	105,492
Eli Lilly & Co.	2,045	122,414
ICON PLC *	2,590	109,479
Magellan Health Services, Inc. *	2,160	131,522
Mednax, Inc. *	1,890	108,921
Teva Pharmaceutical Industries Ltd. ADR	2,935	148,188
UnitedHealth Group, Inc.	1,435	114,269

		951,569

Industrials — 11.20%
AGCO Corp.	2,060	111,158
EnerSys	2,605	179,849
Huron Consulting Group, Inc. *	1,395	94,693
Moog, Inc. - Class A *	1,500	108,090
Northrop Grumman Corp.	1,600	194,480
Valmont Industries, Inc.	810	125,509

		813,779

See accompanying notes which are an integral part of these schedules of investments.

Information Technology — 12.67%
Arrow Electronics, Inc. *	1,945	112,226
Brocade Communications Systems, Inc. *	13,330	121,570
Check Point Software Technologies Ltd. *	1,705	109,938
CSG Systems International, Inc.	4,145	108,889
Hewlett-Packard Co.	3,460	115,910
Skyworks Solutions, Inc.	4,975	215,467
Synopsys, Inc. *	3,540	136,255

		920,255

Telecommunication Services — 3.87%
Deutsche Telekom AG ADR	9,840	165,312
Nippon Telegraph & Telephone Corp. ADR	3,890	115,455

		280,767

Utilities — 1.51%
Entergy Corp.	1,450	109,359

TOTAL COMMON STOCKS (Cost $6,018,211)		6,364,220

EXCHANGE-TRADED FUNDS — 9.73%

iShares Russell 1000 Value Index Fund	2,960	292,300
iShares S&P 500 Value Index Fund	750	66,750
Utilities Select Sector SPDR Fund	8,140	347,497

TOTAL EXCHANGE-TRADED FUNDS (Cost $673,602)		706,547

MONEY MARKET SECURITIES — 3.70%

Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.01% (a)	268,885	268,885

TOTAL MONEY MARKET SECURITIES (Cost $268,885)		268,885

TOTAL INVESTMENTS – 101.05% (Cost $6,960,698)		7,339,652

Liabilities in Excess of Other Assets – (1.05)%		(76,256)

TOTAL NET ASSETS – 100.00%		$7,263,396

(a)	Rate disclosed is the seven day yield as of May 31, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these schedules of investments.

Meritage Yield-Focus Equity Fund

Schedule of Investments

May 31, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.99%

Consumer Discretionary — 6.98%
Cato Corp./The - Class A	8,980	$258,983
CTC Media, Inc.	32,320	328,694
Garmin Ltd.	8,940	526,655
Superior Industries International, Inc.	8,520	169,548

		1,283,880

Consumer Staples — 7.64%
Altria Group, Inc.	11,405	473,992
Lorillard, Inc.	7,065	439,231
Reynolds American, Inc.	8,250	491,947

		1,405,170

Energy — 16.67%
BP PLC ADR	6,635	334,736
Energy Transfer Partners LP	6,605	371,994
Eni SpA ADR	6,265	318,450
Enterprise Products Partners LP	5,585	417,870
Plains All American Pipeline LP	7,855	443,572
Seadrill Partners LLC (a)	8,935	293,425
Targa Resources Partners LP (a)	4,610	313,296
Vanguard Natural Resources LLC (a)	7,750	238,080
Williams Partners LP	6,275	333,265

		3,064,688

Financials — 13.96%
Ares Capital Corp.	18,035	310,923
Bank of Montreal	4,535	318,811
BGC Partners, Inc.	25,350	177,450
Canadian Imperial Bank of Commerce	3,085	272,529
Fifth Street Finance Corp.	31,710	294,586
KKR & Co. LP (a)	27,148	617,074
Power Financial Corp.	7,400	222,296
Zurich Insurance Group AG ADR	11,735	353,106

		2,566,775

Health Care — 7.74%
AstraZeneca PLC ADR	5,390	389,158
Eli Lilly & Co.	5,335	319,353
GlaxoSmithKline PLC ADR	6,815	367,601
Pfizer, Inc.	11,700	346,671

		1,422,783

Industrials — 6.50%
Ennis, Inc.	9,825	148,849
Golar LNG Partners LP (a)	9,400	309,730
Lockheed Martin Corp.	3,150	515,497
Norbord, Inc.	8,720	220,703

		1,194,779

Information Technology — 5.27%
Electro Rent Corp.	9,180	148,257
Intel Corp.	13,980	381,934
Intersil Corp. - Class A	14,875	209,291
Silicon Motion Technology Corp. ADR	13,805	229,025

		968,507

Materials — 1.05%
CVR Partners LP (a)	10,010	192,392

See accompanying notes which are an integral part of these schedules of investments.

Real Estate Investment Trusts — 8.19%
Campus Crest Communities, Inc.	20,720	183,786
EPR Properties	6,580	354,794
Lexington Realty Trust	15,660	177,741
Medical Properties Trust, Inc.	22,320	301,766
Realty Income Corp.	7,055	305,482
STAG Industrial, Inc.	7,580	181,541

		1,505,110

Telecommunication Services — 11.75%
AT&T, Inc.	8,575	304,155
BCE, Inc. ADR	7,045	323,577
CenturyLink, Inc.	8,400	316,428
Telecom Corporation of New Zealand Ltd. ADR	20,640	235,296
Telefonica Brasil SA ADR	16,630	334,429
Telstra Corp. Ltd. ADR	12,445	309,980
Verizon Communications, Inc.	6,732	336,331

		2,160,196

Utilities — 10.24%
Centrica PLC ADR	14,975	341,280
E.ON AG ADR	17,330	336,140
Entergy Corp.	3,740	282,071
PPL Corp.	10,440	366,340
Public Service Enterprise Group, Inc.	7,400	288,304
Westar Energy, Inc.	7,420	267,491

		1,881,626

TOTAL COMMON STOCKS (Cost $16,925,126)		17,645,906

PREFERRED STOCKS — 1.83%

Real Estate Investment Trusts — 1.83%
Weyerhaeuser Co., Series A, 6.375%	5,725	335,714

TOTAL PREFERRED STOCKS (Cost $310,463)		335,714

EXCHANGE-TRADED FUNDS — 0.49%
SPDR S&P Dividend ETF	1,200	90,576

TOTAL EXCHANGE-TRADED FUNDS (Cost $89,314)		90,576

MONEY MARKET SECURITIES — 1.61%
Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.01% (b)	296,701	296,701

TOTAL MONEY MARKET SECURITIES (Cost $296,701)		296,701

TOTAL INVESTMENTS – 99.92% (Cost $17,621,604)		18,368,897

Other Assets in Excess of Liabilities – 0.08%		14,504

TOTAL NET ASSETS – 100.00%		$18,383,401

(a)	Master Limited Partnership.
(b)	Rate disclosed is the seven day yield as of May 31, 2014.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these schedules of investments.

At May 31, 2014, the net unrealized appreciation of investments for tax purposes was as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
Fund	Securities	Appreciation	Depreciation	(Depreciation)
Meritage Growth Equity Fund	$7,900,232	$400,640	$(78,235)	$322,405
Meritage Value Equity Fund	6,960,698	401,713	(22,759)	378,954
Meritage Yield-Focus Equity Fund	17,621,604	863,066	(115,773)	747,293

Meritage Funds

Related Notes to the Schedule of Investments

May 31, 2014

(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The first in, first out (“FIFO”) method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

May 31, 2014

(Unaudited)

Equity securities, including common stock and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, each Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

May 31, 2014

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2014:

Valuation Inputs
Meritage Growth Equity Fund	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks *	$7,425,487	$—	$—	$7,425,487
Exchange-Traded Funds	87,357	—	—	87,357
Money Market Securities	709,793	—	—	709,793

Total	8,222,637	—	—	8,222,637

Meritage Value Equity Fund
Common Stocks *	6,364,220	—	—	6,364,220
Exchange-Traded Funds	706,547	—	—	706,547
Money Market Securities	268,885	—	—	268,885

Total	7,339,652	—	—	7,339,652

Meritage Yield-Focus Equity Fund
Common Stocks *	17,645,906	—	—	17,645,906
Preferred Stocks	335,714			335,714
Exchange-Traded Funds	90,576	—	—	90,576
Money Market Securities	296,701	—	—	296,701

Total	18,368,897	—	—	18,368,897

*	Refer to Schedule of Investments for Industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels for the period ended May 31, 2014.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	07/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	07/22/2014

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date	07/22/2014